Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of provision activity

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of January 1, 2018	722	210	130	107	76	76	66	501	1 888
Translation differences	2	–	(11)	4	1	(5)	2	3	(4)
Reclassification	(18)	–	9	(1)	–	–	(1)	11	–
Charged to income statement:
Additional provisions	289	171	32	11	–	–	81	86	670
Changes in estimates(1)	(51)	(75)	(9)	(3)	(10)	(5)	(51)	(206)	(410)
Total charged to income statement	238	96	23	8	(10)	(5)	30	(120)	260
Utilized during year(2)	(451)	(111)	(42)	(10)	(12)	–	(25)	(66)	(717)
As of December 31, 2018	493	195	109	108	55	66	72	329	1 427
Translation differences	1	–	(1)	2	–	1	1	–	4
Reclassification(3)	(43)	–	(1)	–	–	–	–	(9)	(53)
Charged to income statement:
Additional provisions	442	122	18	32	–	–	79	76	769
Changes in estimates	(57)	(46)	(11)	(8)	–	(16)	(38)	(58)	(234)
Total charged to income statement	385	76	7	24	–	(16)	41	18	535
Utilized during year(2)	(459)	(104)	(39)	(7)	(5)	–	(33)	(57)	(704)
As of December 31, 2019	377	167	75	127	50	51	81	281	1 209

(1)   The changes in estimates in other provisions include a release of EUR 110 million due to resolution of a tax dispute related to discontinued operations.

(2)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 78 million remained in accrued expenses as of December 31, 2019 (EUR 55 million in 2018).

(3)  The reclassification in restructuring provisions is based on adoption of IFRS 16, Leases. Refer to Note 3, New and amended standards and interpretations for further details.